SIGNIFICANT ACCOUNTING POLICIES (Schedule of Financial Assets and Liabilities Measured at Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	$ 33,061	$ 23,076
Total financial assets	34,253	24,615
Total financial liabilities	2,973	857
Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	331	334
Total financial assets	331	334
Total financial liabilities
Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	32,730	22,742
Total financial assets	33,922	24,281
Total financial liabilities	2,973	857
Money Market Funds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	331	334
Money Market Funds [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	331	334
Money Market Funds [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross
Certificates of Deposit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	11,013	22,742
Certificates of Deposit [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross
Certificates of Deposit [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	11,013	22,742
Corporate Bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	21,717
Corporate Bonds [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross
Corporate Bonds [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets Gross	21,717
Derivatives contracts [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	1,192	1,539
Total financial liabilities	2,973	857
Derivatives contracts [Member] | Level 1 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets
Total financial liabilities
Derivatives contracts [Member] | Level 2 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial assets	1,192	1,539
Total financial liabilities	$ 2,973	$ 857